Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of income taxes [Line Items]
Current taxes	$ 50,579	$ 36,245	$ 37,579
Deferred taxes	(27,131)	(9,044)	(5,140)
Income tax expense	23,448	27,201	32,439
Domestic [member]
Disclosure of income taxes [Line Items]
Current taxes	0
Deferred taxes	0
Foreign [member]
Disclosure of income taxes [Line Items]
Current taxes	50,579	36,245	37,579
Deferred taxes	$ (27,131)	$ (9,044)	$ (5,140)